SUPPLEMENT DATED MARCH 27, 2023
TO

PROSPECTUS DATED APRIL 29, 2011
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

This supplement contains information regarding an investment option that is available under your Policy.

Effective on or about May 1, 2023, the name of the following investment option will be changed:

Current Name	New Name

AB Growth and Income Portfolio	AB Relative Value Portfolio

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.